Income tax incurred and deferred: Additional information (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 COP ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method			$ 2,163,740	$ 6,119,361		$ 5,984,043
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense			$ 41,977	$ 36,613		$ 3,196
Applicable tax rate			30.00%	30.00%	30.00%	30.00%	30.00%
Asset Tax, percentage Refundable				10.00%
Investments rate of return			20.00%
Tax expense (income)			$ 729,155	$ 1,978,102		$ 1,795,961
Asset tax				932		932
Income taxes recovery			32,017	21,121
Current tax assets, current			$ 631,999	230,030
Number of previous years of AT paid			10 years
Aerostar
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method				42,770
Tax benefit arising from previously unrecognised tax loss, tax credit or temporary difference of prior period used to reduce current tax expense			$ 6,604,040
Airplan
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Share of profit (loss) of associates accounted for using equity method			$ 9,133	$ 325,349
Applicable tax rate			33.00%	33.00%
Current tax expense (income)			$ 2,916	$ 107,365		$ 31,298
Colombia (Airplan)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	30.00%	31.00%	32.00%	33.00%	33.00%	33.00%
Current tax expense (income)			$ 2,916	$ 110,910		$ (20,098)
Applicable tax rate, surcharge				6.00%	6.00%	6.00%
Profit (loss) from continuing operations					$ 800,000
Tax expense (income)			(62,770)	$ 18,116		$ (17,117)
Asset tax			$ (65,686)	(92,794)		2,981
Percentage Of Net Income on Net Worth			3.50%
Percentage Of Presumptive Income		0.00%	0.50%
Puerto Rico (Aerostar)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			10.00%
Current tax expense (income)			$ (16)	433
Tax expense (income)			42,530	38,579		33,879
Asset tax			$ 42,546	$ 38,146		$ 33,879